COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease-related Assets And Liabilities
The table below presents the lease-related assets and liabilities recorded on the condensed consolidated balance sheet:

As of June 30, 2019
Assets
Operating Leases
Operating lease right-of-use assets	$952

Liabilities
Current liabilities
Current maturities of operating leases	$526
Long-term liabilities
Non-current operating leases	$323

Weighted Average Remaining Lease Term
Operating leases	0.66

Weighted Average Discount Rate
Operating leases	9.79%

Schedule of Lease Costs
The table below present certain information related to lease costs of operating leases during the six and three month periods ended June 30, 2019:

	Six-Months Ended June 30, 2019	Three-Months Ended June 30, 2019

Operating lease cost:	$325	$156

Schedule of Supplemental Cash Flow Information Related to Leases
The table below presents supplemental cash flow information related to leases during the six and three month periods ended June 30, 2019:

	Six Months Ended June 30, 2019	Three-Months Ended June 30, 2019

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$475	$306

Schedule of Reconciles Undiscounted Cash Flows
The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the condensed consolidated balance sheet:

Operating Leases
Six months ended June 30,
Remaining months 2019	$216
2020	651
2021	45
Total minimum lease payments	912
Less: amount of lease payments representing interest	(63)
Present value of future minimum lease payments	849
Less: Current leases obligations	526
Long-term leases obligations	$323

Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2018 are as follows:
2019	$662
2020	613
2021	28
Total	$1,303